Significant Accounting Policies - Schedule of Deferred Revenue Recognized (Details)	Dec. 31, 2025 USD ($)
Schedule of Deferred Revenue Recognized [Line Items]
Total deferred revenue	$ 496,281
2026 [Member]
Schedule of Deferred Revenue Recognized [Line Items]
Total deferred revenue	449,578
2027 [Member]
Schedule of Deferred Revenue Recognized [Line Items]
Total deferred revenue	46,043
2028 [Member]
Schedule of Deferred Revenue Recognized [Line Items]
Total deferred revenue	$ 660